Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Policy
We maintain a formal policy for the timing of equity awards. The policy provides that these annual grants will be granted on the 15th day of the fifth month of our fiscal year, or if such day is not a business day, the first business day immediately preceding such day. In addition to our annual grant pool, we may grant equity awards to our named executive officers at other times during the year in recognition of special events, such as promotions, or for retention or other business purposes. Under our equity grant policy, all awards to our executive officers must be granted by the Compensation Committee. Annual awards to non-employee
directors are granted on the date of the annual meeting. Awards to newly elected non-employee directors will be granted on the effective date of the election of the new director. If the specified grant date falls on a non-business
day, the grant date will be the first business day immediately preceding that day. Although we have not granted stock options since 2020, all stock options must be granted at an option price not less than the “fair market value” of a share of our common stock on the grant date pursuant to our 2025 Omnibus Plan. We do not schedule equity award grants in anticipation of the release of material, non-public
information, nor do we time the release of material,
non-public
information based on equity grant dates.

Award Timing MNPI Considered	false